                                THE BRINSON FUNDS

             Supplement to the Prospectus Dated December 7, 2000
               Relating to UBS Investment Funds Class of Shares

     Effective  September 17, 2001,  shares of the UBS Investment Funds class of shares of the:

                                   Global Fund
                               Global Equity Fund
                             Global Technology Fund
                               Global Biotech Fund
                                Global Bond Fund
                               U.S. Balanced Fund
                                U.S. Equity Fund
                           U.S. Large Cap Equity Fund
                           U.S. Large Cap Growth Fund
                           U.S. Small Cap Growth Fund
                                 U.S. Bond Fund
                              High Yield Fund, and
                            International Equity Fund

(together,  the "Funds") of The Brinson  Funds (the  "Trust")  will no longer be available for purchase,  including  exchange  purchases or Automatic  Investment
Plan purchases by current shareholders of the Funds.

     This  information  supplements  and  supercedes  any  contrary  information contained in the Trust's  prospectus.  Please be sure to retain this  supplement with your prospectus.

     For more information, contact 1-800-647-1568.

                  This supplement is dated September 17, 2001.